UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Robinson
Opportunistic Income Fund
Class A/RBNAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class A/RBNAX)	$82	1.62%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,586,613
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
KKR Income Opportunities Fund	6.1%
Nuveen Credit Strategies Income Fund	6.1%
Western Asset Mortgage Opportunity Fund, Inc.	6.0%
Allspring Utilities and High Income Fund	6.0%
Western Asset Diversified Income Fund	6.0%
Western Asset High Income Fund II, Inc.	6.0%
iShares Mortgage Real Estate ETF, 0.54%	5.9%
Western Asset Global High Income Fund, Inc.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.8%
Brookfield Real Assets Income Fund, Inc.	5.7%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Class A

Robinson
Opportunistic Income Fund
Class C/RBNCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class C/RBNCX)	$120	2.37%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,586,613
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
KKR Income Opportunities Fund	6.1%
Nuveen Credit Strategies Income Fund	6.1%
Western Asset Mortgage Opportunity Fund, Inc.	6.0%
Allspring Utilities and High Income Fund	6.0%
Western Asset Diversified Income Fund	6.0%
Western Asset High Income Fund II, Inc.	6.0%
iShares Mortgage Real Estate ETF, 0.54%	5.9%
Western Asset Global High Income Fund, Inc.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.8%
Brookfield Real Assets Income Fund, Inc.	5.7%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Class C

Robinson
Opportunistic Income Fund
Institutional Class/RBNNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	$69	1.37%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,586,613
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
KKR Income Opportunities Fund	6.1%
Nuveen Credit Strategies Income Fund	6.1%
Western Asset Mortgage Opportunity Fund, Inc.	6.0%
Allspring Utilities and High Income Fund	6.0%
Western Asset Diversified Income Fund	6.0%
Western Asset High Income Fund II, Inc.	6.0%
iShares Mortgage Real Estate ETF, 0.54%	5.9%
Western Asset Global High Income Fund, Inc.	5.9%
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.8%
Brookfield Real Assets Income Fund, Inc.	5.7%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Institutional Class

Robinson
Tax Advantaged Income Fund
Class A/ROBAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class A/ROBAX)	$80	1.62%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$232,902,911
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Municipal Opportunity Trust	6.8%
Invesco Trust for Investment Grade Municipals	4.8%
BlackRock Municipal Income Trust	4.8%
Invesco Municipal Trust	4.5%
BlackRock Municipal Income Trust II	4.4%
Invesco Advantage Municipal Income Trust II	4.2%
BlackRock MuniHoldings California Quality Fund, Inc.	3.4%
BlackRock MuniYield Michigan Quality Fund, Inc.	3.1%
Invesco Quality Municipal Income Trust	3.0%
Nuveen Quality Municipal Income Fund	2.8%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Class A

Robinson
Tax Advantaged Income Fund
Class C/ROBCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class C/ROBCX)	$116	2.37%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$232,902,911
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Municipal Opportunity Trust	6.8%
Invesco Trust for Investment Grade Municipals	4.8%
BlackRock Municipal Income Trust	4.8%
Invesco Municipal Trust	4.5%
BlackRock Municipal Income Trust II	4.4%
Invesco Advantage Municipal Income Trust II	4.2%
BlackRock MuniHoldings California Quality Fund, Inc.	3.4%
BlackRock MuniYield Michigan Quality Fund, Inc.	3.1%
Invesco Quality Municipal Income Trust	3.0%
Nuveen Quality Municipal Income Fund	2.8%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Class C

Robinson
Tax Advantaged Income Fund
Institutional Class/ROBNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	$67	1.37%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$232,902,911
Total number of portfolio holdings	57
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Municipal Opportunity Trust	6.8%
Invesco Trust for Investment Grade Municipals	4.8%
BlackRock Municipal Income Trust	4.8%
Invesco Municipal Trust	4.5%
BlackRock Municipal Income Trust II	4.4%
Invesco Advantage Municipal Income Trust II	4.2%
BlackRock MuniHoldings California Quality Fund, Inc.	3.4%
BlackRock MuniYield Michigan Quality Fund, Inc.	3.1%
Invesco Quality Municipal Income Trust	3.0%
Nuveen Quality Municipal Income Fund	2.8%
Asset Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Robinson Tax Advantaged Income Fund

(Class A: ROBAX)

(Class C: ROBCX)

(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund

(Class A: RBNAX)

(Class C: RBNCX)

(Institutional Class: RBNNX)

SEMI - ANNUAL FINANCIALS AND OTHER INFORMATION

June 30, 2025

Robinson Tax Advantage Income Fund

Robinson Opportunistic Income Fund

Each a series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Robinson Tax Advantage Income Fund
Schedule of Investments	1
Statement of Asset and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Robinson Opportunistic Income Fund
Schedule of Investments	13
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the ABC Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.libertystreetfunds.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 95.0%
195,158	BlackRock California Municipal Income Trust	$2,109,658
251,536	BlackRock Investment Quality Municipal Trust, Inc.	2,746,773
38,187	BlackRock Long-Term Municipal Advantage Trust	350,175
193,252	BlackRock MuniAssets Fund, Inc.	2,009,821
407,198	BlackRock Municipal Income Quality Trust	4,300,011
1,159,433	BlackRock Municipal Income Trust	11,118,962
1,026,233	BlackRock Municipal Income Trust II	10,303,379
758,664	BlackRock MuniHoldings California Quality Fund, Inc.	7,852,172
310,361	BlackRock MuniHoldings Fund, Inc.	3,476,043
427,670	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	4,682,987
120,619	BlackRock MuniHoldings New York Quality Fund, Inc.	1,184,479
367,085	BlackRock MuniHoldings Quality Fund II, Inc.	3,516,674
562,820	BlackRock MuniVest Fund II, Inc.	5,808,302
553,080	BlackRock MuniVest Fund, Inc.	3,639,266
248,548	BlackRock MuniYield Fund, Inc.	2,495,422
648,615	BlackRock MuniYield Michigan Quality Fund, Inc.	7,160,710
462,946	BlackRock MuniYield New York Quality Fund, Inc.	4,411,875
581,510	BlackRock MuniYield Quality Fund II, Inc.	5,605,756
504,646	BlackRock MuniYield Quality Fund III, Inc.	5,293,737
200,126	BlackRock MuniYield Quality Fund, Inc.	2,223,400
55,829	BlackRock New York Municipal Income Trust	539,866
119,746	Eaton Vance Municipal Bond Fund	1,157,944
1,160,347	Invesco Advantage Municipal Income Trust II	9,712,104
1,727,121	Invesco Municipal Opportunity Trust	15,854,971
1,144,311	Invesco Municipal Trust	10,470,446
408,018	Invesco Pennsylvania Value Municipal Income Trust	4,104,661
740,873	Invesco Quality Municipal Income Trust	6,949,389
1,189,186	Invesco Trust for Investment Grade Municipals	11,285,375
273,763	Invesco Trust for Investment Grade New York Municipals	2,858,086
490,018	Invesco Value Municipal Income Trust	5,703,810
108,711	Neuberger Berman Municipal Fund, Inc.	1,068,629
440,998	Nuveen AMT-Free Municipal Credit Income Fund	5,261,106
235,327	Nuveen AMT-Free Quality Municipal Income Fund	2,569,771
122,707	Nuveen California Quality Municipal Income Fund	1,370,637
91,695	Nuveen Dynamic Municipal Opportunities Fund	923,369
202,535	Nuveen Municipal Credit Income Fund	2,414,217
185,428	Nuveen Municipal Credit Opportunities Fund	1,989,642
165,384	Nuveen Municipal Value Fund, Inc.	1,437,187
450,111	Nuveen New Jersey Quality Municipal Income Fund	5,108,760
452,967	Nuveen New York AMT-Free Quality Municipal Income Fund	4,488,903
248,384	Nuveen Pennsylvania Quality Municipal Income Fund	2,786,868
575,811	Nuveen Quality Municipal Income Fund	6,500,906
188,997	PIMCO California Municipal Income Fund	1,623,484
123,013	PIMCO California Municipal Income Fund II	659,350
1

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
97,867	PIMCO Municipal Income Fund	$780,979
160,095	PIMCO Municipal Income Fund II	1,192,708
109,933	PIMCO Municipal Income Fund III	754,140
69,694	PIMCO New York Municipal Income Fund II	468,344
88,439	Putnam Municipal Opportunities Trust	874,662
278,179	RiverNorth Flexible Municipal Income Fund II, Inc.	3,516,183
153,772	RiverNorth Flexible Municipal Income Fund, Inc.	2,145,119
64,235	RiverNorth Managed Duration Municipal Income Fund II, Inc. - Class USD INC	903,144
424,098	RiverNorth Managed Duration Municipal Income Fund, Inc.	5,687,154
163,438	RiverNorth Opportunistic Municipal Income Fund, Inc.	2,329,760
194,504	Western Asset Intermediate Muni Fund, Inc.	1,462,670
408,162	Western Asset Managed Municipals Fund, Inc.	4,040,804
	TOTAL CLOSED-END FUNDS
	(Cost $ 224,075,898)	221,284,750

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$5,797,633	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	5,797,633
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 5,797,633)	5,797,633
	TOTAL INVESTMENTS — 97.5%
	(Cost $229,873,531)	227,082,383
	Other Assets in Excess of Liabilities — 2.5%	5,820,528
	TOTAL NET ASSETS — 100.0%	$232,902,911

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
(300)	U.S. 10 Year Treasury Note	September 2025	$(33,637,500)	$(433,594)
(300)	U.S. Treasury Long Bond	September 2025	(34,640,625)	(784,076)
(200)	Ultra Long Term U.S. Treasury Bond	September 2025	(23,825,000)	(585,937)

TOTAL FUTURES CONTRACTS			$(92,103,125)	$(1,803,607)

See accompanying Notes to Financial Statements.

3

Robinson Tax Advantaged Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $229,873,531)	$227,082,383
Cash deposited with brokers for futures contracts	7,301,611
Receivables:
Fund shares sold	269,855
Dividends and interest	792,185
Prepaid expenses	25,024
Total assets	235,471,058
Liabilities:
Payables:
Investment securities purchased	214,000
Fund shares redeemed	179,634
Variation margin on futures contracts	1,803,607
Advisory fees	199,016
Shareholder servicing fees (Note 7)	13,754
Distribution fees - Class A & Class C (Note 6)	6,929
Fund services fees	84,703
Trustees’ deferred compensation (Note 3)	27,843
Commitment fees payable (Note 12)	20,069
Auditing fees	9,842
Chief Compliance Officer fees	1,495
Accrued other expenses	7,255
Total liabilities	2,568,147
Commitments and contingencies (Note 3)
Net Assets	$232,902,911

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$238,274,661
Total distributable earnings (accumulated deficit)	(5,371,750)
Net Assets	$232,902,911

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$29,606,331
Shares of beneficial interest issued and outstanding	3,514,724
Redemption price[1]	$8.42
Maximum sales charge (3.75% of offering price)[2]	0.33
Maximum offering price to public	$8.75

Class C Shares:
Net assets applicable to shares outstanding	$1,768,864
Shares of beneficial interest issued and outstanding	210,106
Redemption price[3]	$8.42

Institutional Class Shares:
Net assets applicable to shares outstanding	$201,527,716
Shares of beneficial interest issued and outstanding	23,936,987
Redemption price	$8.42

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $500,000 or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

4

Robinson Tax Advantaged Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment income:
Dividends	$5,466,021
Interest	86,224
Total investment income	5,552,245

Expenses:
Advisory fees	1,284,363
Shareholder servicing fees (Note 7)	90,408
Distribution fees - Class A (Note 6)	40,616
Distribution fees - Class C (Note 6)	8,896
Fund services fees	189,747
Registration fees	31,112
Commitment fees (Note 12)	26,210
Auditing fees	10,806
Trustees’ fees and expenses	9,926
Legal fees	8,599
Chief Compliance Officer fees	7,330
Miscellaneous	6,133
Shareholder reporting fees	5,781
Insurance fees	2,954
Total expenses	1,722,881
Advisory fees recovered (waived)	(70,894)
Net expenses	1,651,987
Net investment income (loss)	3,900,258

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	3,284,864
Futures contracts	3,371,137
Net realized gain (loss) on:	6,656,001
Net change in unrealized appreciation/depreciation on:
Investments	(9,758,654)
Futures contracts	(4,939,848)
Net change in unrealized appreciation/depreciation	(14,698,502)
Net realized and unrealized gain (loss)	(8,042,501)

Net Increase (Decrease) in Net Assets from Operations	$(4,142,243)

See accompanying Notes to Financial Statements.

5

Robinson Tax Advantaged Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,900,258	$8,542,747
Net realized gain (loss) on investments and futures contracts	6,656,001	8,346,235
Net change in unrealized appreciation/depreciation on investments and futures contracts	(14,698,502)	4,693,869
Net increase (decrease) in net assets resulting from operations	(4,142,243)	21,582,851
Distributions to Shareholders:
Distributions:
Class A	(863,225)	(1,284,183)
Class C	(40,672)	(49,378)
Institutional Class	(5,551,943)	(7,276,998)
From return of capital:
Class A	-	(278,808)
Class C	-	(10,720)
Institutional Class	-	(1,579,937)
Total distributions to shareholders	(6,455,840)	(10,480,024)
Capital Transactions:
Net proceeds from shares sold:
Class A	881,582	3,998,780
Class C	215,000	268,357
Institutional Class	40,563,284	60,195,380
Reinvestment of distributions:
Class A	706,404	1,497,248
Class C	39,807	58,712
Institutional Class	4,607,614	7,689,640
Cost of shares redeemed:
Class A	(6,780,002)	(11,156,244)
Class C	(332,757)	(765,532)
Institutional Class	(33,657,764)	(88,902,164)
Net increase (decrease) in net assets from capital transactions	6,243,168	(27,115,823)
Total increase (decrease) in net assets	(4,354,915)	(16,012,996)
Net Assets:
Beginning of period	237,257,826	253,270,822
End of period	$232,902,911	$237,257,826
Capital Share Transactions:
Shares sold:
Class A	100,835	448,766
Class C	25,421	29,608
Institutional Class	4,695,459	6,803,023
Shares reinvested:
Class A	81,496	169,631
Class C	4,592	6,642
Institutional Class	532,588	871,377
Shares redeemed:
Class A	(773,404)	(1,257,871)
Class C	(38,408)	(87,894)
Institutional Class	(3,898,464)	(10,091,754)
Net increase (decrease) in capital share transactions	730,115	(3,108,472)

See accompanying Notes to Financial Statements.

6

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.81	$8.44	$8.35	$9.48	$9.38	$9.63
Income from Investment Operations:
Net investment income (loss)[1,2]	0.14	0.28	0.19	0.21	0.25	0.27
Net realized and unrealized gain (loss)	(0.30)	0.43	0.11	(1.07)	0.57	(0.25)
Net increase from payment by affiliates	-	-	-	-	- [3]	-
Total from investment operations	(0.16)	0.71	0.30	(0.86)	0.82	0.02

Less Distributions:
From net investment income	(0.23)	(0.28)	(0.19)	(0.24)	(0.26)	(0.27)
From net realized gain	-	-	-	(0.03)	(0.46)	-
From return of capital	-	(0.06)	(0.02)	-	-	-
Total distributions	(0.23)	(0.34)	(0.21)	(0.27)	(0.72)	(0.27)

Net asset value, end of period	$8.42	$8.81	$8.44	$8.35	$9.48	$9.38

Total return[4]	(1.86)%[5]	8.51%	3.67%	(9.02)%	8.86%[6]	0.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,606	$36,185	$40,029	$28,361	$24,282	$40,247

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[7,8]	1.68%[9]	1.69%	1.64%	1.68%	1.64%	1.65%
After fees waived and expenses absorbed/recovered[7,8]	1.62%[9]	1.62%	1.61%	1.58%[10]	1.51%	1.54%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	3.07%[9]	3.06%	2.23%	2.42%	2.37%	2.94%
After fees waived and expenses absorbed/recovered[2]	3.13%[9]	3.13%	2.26%	2.52%	2.50%	3.05%

Portfolio turnover rate	26%[5]	48%	105%	255%	270%	185%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of purchase. If these sales charges were included total returns would be lower.
[5]	Not annualized.
[6]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.
[7]	Does not include expenses of the investment companies in which the Fund invests.
[8]	If interest expense, tax expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2025. For the prior years ended December 31, 2024, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.02%, 0.01% 0.02%, 0.01% and 0.04%, respectively.
[9]	Annualized.

See accompanying Notes to Financial Statements.

7

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS - Continued

Class A

[10]	Effective March 15, 2018 the Fund’s advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the annual fund operating expense limitation was 1.60%. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 1.60%.

See accompanying Notes to Financial Statements.

8

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.81	$8.44	$8.35	$9.48	$9.37	$9.62
Income from Investment Operations:
Net investment income (loss)[1,2]	0.10	0.21	0.12	0.15	0.17	0.21
Net realized and unrealized gain (loss)	(0.29)	0.44	0.11	(1.08)	0.59	(0.26)
Net increase from payment by affiliates	-	-	-	-	- [3]	-
Total from investment operations	(0.19)	0.65	0.23	(0.93)	0.76	(0.05)

Less Distributions:
From net investment income	(0.20)	(0.23)	(0.13)	(0.17)	(0.19)	(0.20)
From net realized gain	-	-	-	(0.03)	(0.46)	-
From return of capital	-	(0.05)	(0.01)	-	-	-
Total distributions	(0.20)	(0.28)	(0.14)	(0.20)	(0.65)	(0.20)

Net asset value, end of period	$8.42	$8.81	$8.44	$8.35	$9.48	$9.37

Total return[4]	(2.22)%[5]	7.74%	2.87%	(9.73)%	8.17%[6]	(0.33)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,769	$1,925	$2,279	$5,460	$9,221	$9,419

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[7,8]	2.43%[9]	2.44%	2.39%	2.43%	2.39%	2.40%
After fees waived and expenses absorbed/recovered[7,8]	2.37%[9]	2.37%	2.36%	2.33%[10]	2.26%	2.29%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	2.32%[9]	2.31%	1.48%	1.67%	1.62%	2.19%
After fees waived and expenses absorbed/recovered[2]	2.38%[9]	2.38%	1.51%	1.77%	1.75%	2.30%

Portfolio turnover rate	26%[5]	48%	105%	255%	270%	185%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[5]	Not annualized.
[6]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.
[7]	Does not include expenses of the investment companies in which the Fund invests.
[8]	If interest expense, tax expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2025. For the prior years ended December 31, 2024, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.02%, 0.01% 0.02%, 0.01% and 0.04%, respectively.
[9]	Annualized.

See accompanying Notes to Financial Statements.

9

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS - Continued

Class C

[10]	Effective March 15, 2018 the Fund’s advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.25% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the Fund’s advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.35% of average daily net assets of the Fund. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 2.35%.

See accompanying Notes to Financial Statements.

10

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.81	$8.43	$8.35	$9.48	$9.37	$9.62
Income from Investment Operations:
Net investment income (loss) [1,2]	0.15	0.30	0.21	0.24	0.27	0.29
Net realized and unrealized gain (loss)	(0.30)	0.44	0.10	(1.08)	0.59	(0.25)
Net increase from payment by affiliates	-	-	-	-	- [3]	-
Total from investment operations	(0.15)	0.74	0.31	(0.84)	0.86	0.04

Less Distributions:
From net investment income	(0.24)	(0.30)	(0.21)	(0.26)	(0.29)	(0.29)
From net realized gain	-	-	-	(0.03)	(0.46)	-
From return of capital	-	(0.06)	(0.02)	-	-	-
Total distributions	(0.24)	(0.36)	(0.23)	(0.29)	(0.75)	(0.29)

Net asset value, end of period	$8.42	$8.81	$8.43	$8.35	$9.48	$9.37

Total return[4]	(1.74)%[5]	8.89%	3.81%	(8.79)%	9.26%[6]	0.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$201,528	$199,148	$210,963	$134,755	$97,671	$110,937

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[7,8]	1.43%[9]	1.44%	1.39%	1.43%	1.39%	1.40%
After fees waived and expenses absorbed/recovered[7,8]	1.37%[9]	1.37%	1.36%	1.33%[10]	1.26%	1.29%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	3.32%[9]	3.31%	2.48%	2.67%	2.62%	3.19%
After fees waived and expenses absorbed/recovered[2]	3.38%[9]	3.38%	2.51%	2.77%	2.75%	3.30%

Portfolio turnover rate	26%[5]	48%	105%	255%	270%	185%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.
[7]	Does not include expenses of the investment companies in which the Fund invests.
[8]	If interest expense, tax expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2025. For the prior years ended December 31, 2024, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.02%, 0.01% 0.02%, 0.01% and 0.04%, respectively.
[9]	Annualized.

See accompanying Notes to Financial Statements.

11

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS - Continued

Institutional Class

[10]	Effective March 15, 2018 the Fund’s advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the Fund’s advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35% of average daily net assets of the Fund. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 1.35%.

See accompanying Notes to Financial Statements.

12

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 88.0%
54,802	Allspring Utilities and High Income Fund	$632,963
45,102	Brookfield Real Assets Income Fund, Inc.	603,014
54,708	Flaherty & Crumrine Preferred & Income Fund, Inc.	618,747
15,003	Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	244,399
30,108	John Hancock Hedged Equity & Income Fund	318,543
51,789	KKR Income Opportunities Fund	650,470
120,000	Nuveen Credit Strategies Income Fund	646,800
60,000	Nuveen Floating Rate Income Fund	508,200
31,267	Nuveen Mortgage and Income Fund	585,944
45,758	Principal Real Estate Income Fund	481,374
31,161	Virtus Convertible & Income Fund	442,486
35,312	Virtus Convertible & Income Fund II	453,406
42,500	Western Asset Diversified Income Fund	630,700
95,410	Western Asset Global High Income Fund, Inc.	623,981
146,800	Western Asset High Income Fund II, Inc.	629,772
68,500	Western Asset Inflation-Linked Opportunities & Income Fund - Class USD INC	600,060
53,392	Western Asset Mortgage Opportunity Fund, Inc.	637,501
	TOTAL CLOSED-END FUNDS
	(Cost $ 8,742,315)	9,308,360
	COMMON STOCKS — 2.5%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 2.5%
10,000	GP-Act III Acquisition Corp. - Class A*,1	105,500
5,000	Haymaker Acquisition Corp. 4*,1	55,500
10,000	Vine Hill Capital Investment Corp. - Class A*,1	104,100
		265,100
	TOTAL COMMON STOCKS
	(Cost $ 252,204)	265,100
	EXCHANGE-TRADED FUNDS — 5.9%
29,250	iShares Mortgage Real Estate ETF	625,365
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 646,852)	625,365
	RIGHTS — 0.0%
5,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*,1	1,050
	TOTAL RIGHTS
	(Cost $ 0)	1,050
	UNIT TRUST FUNDS — 1.0%
10,000	Drugs Made In America Acquisition Corp.*,1	103,200
	TOTAL UNIT TRUST FUNDS
	(Cost $ 100,000)	103,200
	WARRANTS — 0.0%
6,000	Alchemy Investments Acquisition Corp. 1, Expiration Date: June 26, 2028*,1	635
13

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
15,310	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	$—
11,805	Estrella Immunopharma, Inc., Expiration Date: July 18, 2028*	489
4,557	Getaround, Inc., Expiration Date: December 31, 2027*	—
2,500	Haymaker Acquisition Corp. 4, Expiration Date: September 12, 2028*,1	763
5,000	QT Imaging Holdings, Inc., Expiration Date: December 31, 2028*	145
3,333	Stardust Power, Inc., Expiration Date: December 30, 2027*	84
	TOTAL WARRANTS
	(Cost $ 0)	2,116

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
$86,085	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[2]	86,085
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 86,085)	86,085
	TOTAL INVESTMENTS — 98.2%
	(Cost $9,827,456)	10,391,276
	Other Assets in Excess of Liabilities — 1.8%	195,337
	TOTAL NET ASSETS — 100.0%	$10,586,613

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

14

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
(2)	E-mini Dow ($5)	September 2025	$(443,890)	$(18,370)
(4)	E-mini Russell 1000	September 2025	(384,980)	(10,290)
(7)	U.S. 10 Year Treasury Note	September 2025	(784,875)	(10,117)
(5)	U.S. Treasury Long Bond	September 2025	(577,344)	(13,213)

TOTAL FUTURES CONTRACTS			$(2,191,089)	$(51,990)

See accompanying Notes to Financial Statements.

15

Robinson Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $9,827,456)	$10,391,276
Cash deposited with brokers for futures contracts	233,452
Receivables:
Fund shares sold	2,400
Dividends and interest	48,380
Due from Advisor	9,210
Prepaid expenses	31,177
Total assets	10,715,895
Liabilities:
Payables:
Fund shares redeemed	13,733
Variation margin on futures contracts	51,990
Shareholder servicing fees (Note 7)	635
Distribution fees - Class A & Class C (Note 6)	1,060
Fund services fees	18,575
Trustees’ deferred compensation (Note 3)	23,296
Auditing fees	9,035
Commitment fees payable (Note 12)	2,652
Chief Compliance Officer fees	1,866
Accrued other expenses	6,440
Total liabilities	129,282
Commitments and contingencies (Note 3)
Net Assets	$10,586,613

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$14,883,122
Total distributable earnings (accumulated deficit)	(4,296,509)
Net Assets	$10,586,613

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$542,009
Shares of beneficial interest issued and outstanding	50,929
Redemption price[1]	$10.64
Maximum sales charge (4.25% of offering price)[2]	0.47
Maximum offering price to public	$11.11

Class C Shares:
Net assets applicable to shares outstanding	$996,212
Shares of beneficial interest issued and outstanding	93,959
Redemption price[3]	$10.60

Institutional Class Shares:
Net assets applicable to shares outstanding	$9,048,392
Shares of beneficial interest issued and outstanding	850,638
Redemption price	$10.64

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

16

Robinson Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment income:
Dividends	$433,553
Interest	7,590
Total investment income	441,143

Expenses:
Advisory fees	64,183
Shareholder servicing fees (Note 7)	5,087
Distribution fees - Class A (Note 6)	683
Distribution fees - Class C (Note 6)	5,450
Fund services fees	45,881
Registration fees	27,173
Auditing fees	11,943
Legal fees	10,232
Trustees’ fees and expenses	7,646
Chief Compliance Officer fees	7,113
Shareholder reporting fees	4,786
Miscellaneous	3,566
Insurance fees	2,662
Tax expense	842
Commitment fees (Note 12)	254
Total expenses	197,501
Advisory fees recovered (waived)	(64,183)
Other expenses (waived)	(47,318)
Net expenses	86,000
Net investment income (loss)	355,143

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	266,416
Futures contracts	30,725
Net realized gain (loss) on:	297,141
Net change in unrealized appreciation/depreciation on:
Investments	(103,998)
Futures contracts	(82,576)
Net change in unrealized appreciation/depreciation	(186,574)
Net realized and unrealized gain (loss)	110,567

Net Increase (Decrease) in Net Assets from Operations	$465,710

See accompanying Notes to Financial Statements.

17

Robinson Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$355,143	$436,421
Net realized gain (loss) on investments and futures contracts	297,141	523,279
Net change in unrealized appreciation/depreciation on investments and futures contracts	(186,574)	658,456
Net increase (decrease) in net assets resulting from operations	465,710	1,618,156
Distributions to Shareholders:
Distributions:
Class A	(17,150)	(25,060)
Class C	(30,537)	(39,575)
Institutional Class	(331,198)	(440,619)
Total distributions to shareholders	(378,885)	(505,254)
Capital Transactions:
Net proceeds from shares sold:
Class A	14,139	179,485
Class C	30,000	113,167
Institutional Class	1,355,966	2,605,217
Reinvestment of distributions:
Class A	13,506	19,131
Class C	29,456	38,254
Institutional Class	218,258	278,353
Cost of shares redeemed:
Class A	(75,597)	(287,419)
Class C	(217,778)	(222,325)
Institutional Class	(2,692,213)	(3,740,917)
Net increase (decrease) in net assets from capital transactions	(1,324,263)	(1,017,054)

Total increase (decrease) in net assets	(1,237,438)	95,848

Net Assets:
Beginning of period	11,824,051	11,728,203
End of period	$10,586,613	$11,824,051
Capital Share Transactions:
Shares sold:
Class A	1,343	17,360
Class C	2,800	10,659
Institutional Class	129,060	255,038
Shares reinvested:
Class A	1,281	1,888
Class C	2,804	3,769
Institutional Class	20,732	27,356
Shares redeemed:
Class A	(7,184)	(28,183)
Class C	(20,604)	(21,852)
Institutional Class	(258,473)	(374,012)
Net increase (decrease) in capital share transactions	(128,241)	(107,977)

See accompanying Notes to Financial Statements.

18

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.53	$9.53	$8.80	$9.73	$9.00	$10.35
Income from Investment Operations:
Net investment income (loss)[1,2]	0.31	0.38	0.28	0.21	0.28	0.57
Net realized and unrealized gain (loss)	0.13	1.06	0.78	(0.94)	0.79	(1.33)
Total from investment operations	0.44	1.44	1.06	(0.73)	1.07	(0.76)

Less Distributions:
From net investment income	(0.33)	(0.44)	(0.33)	(0.20)	(0.32)	(0.59)
From return of capital	-	-	-	-	(0.02)	-
Total distributions	(0.33)	(0.44)	(0.33)	(0.20)	(0.34)	(0.59)

Net asset value, end of period	$10.64	$10.53	$9.53	$8.80	$9.73	$9.00

Total return[3]	4.25%[4]	15.32%	12.20%	(7.51)%	12.08%	(6.90)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$542	$584	$614	$979	$1,463	$2,061

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[5,6]	3.53%[7]	3.37%	3.05%	2.99%	2.42%	2.31%
After fees waived and expenses absorbed/recovered[5,6]	1.62%[7]	1.61%	1.61%	1.63%	1.62%	1.63%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	4.03%[7]	1.93%	1.64%	0.98%	2.20%	5.77%
After fees waived and expenses absorbed/recovered[2]	5.94%[7]	3.69%	3.08%	2.34%	3.00%	6.45%

Portfolio turnover rate	32%[4]	70%	120%	38%	112%	124%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense, tax expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2025. For the prior years ended December 31, 2024, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.01%, 0.01% 0.03%, 0.02% and 0.03%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

19

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.49	$9.50	$8.77	$9.70	$8.97	$10.33
Income from Investment Operations:
Net investment income (loss)[1,2]	0.27	0.30	0.21	0.14	0.21	0.50
Net realized and unrealized gain (loss)	0.13	1.05	0.78	(0.93)	0.78	(1.33)
Total from investment operations	0.40	1.35	0.99	(0.79)	0.99	(0.83)

Less Distributions:
From net investment income	(0.29)	(0.36)	(0.26)	(0.14)	(0.25)	(0.53)
From return of capital	-	-	-	-	(0.01)	-
Total distributions	(0.29)	(0.36)	(0.26)	(0.14)	(0.26)	(0.53)

Net asset value, end of period	$10.60	$10.49	$9.50	$8.77	$9.70	$8.97

Total return[3]	3.88%[4]	14.40%	11.41%	(8.19)%	11.15%	(7.62)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$996	$1,143	$1,105	$1,265	$2,900	$3,316

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[5,6]	4.28%[7]	4.12%	3.80%	3.74%	3.17%	3.06%
After fees waived and expenses absorbed/recovered[5,6]	2.37%[7]	2.36%	2.36%	2.38%	2.37%	2.38%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	3.28%[7]	1.18%	0.89%	0.23%	1.45%	5.02%
After fees waived and expenses absorbed/recovered[2]	5.19%[7]	2.94%	2.33%	1.59%	2.25%	5.70%

Portfolio turnover rate	32%[4]	70%	120%	38%	112%	124%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense, tax expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2025. For the prior years ended December 31, 2024, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.01%, 0.01% 0.03%, 0.02% and 0.03%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

20

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.52	$9.52	$8.80	$9.73	$8.99	$10.35
Income from Investment Operations:
Net investment income (loss) [1,2]	0.32	0.40	0.31	0.24	0.31	0.59
Net realized and unrealized gain (loss)	0.14	1.06	0.76	(0.95)	0.79	(1.34)
Total from investment operations	0.46	1.46	1.07	(0.71)	1.10	(0.75)

Less Distributions:
From net investment income	(0.34)	(0.46)	(0.35)	(0.22)	(0.34)	(0.61)
From return of capital	-	-	-	-	(0.02)	-
Total distributions	(0.34)	(0.46)	(0.35)	(0.22)	(0.36)	(0.61)

Net asset value, end of period	$10.64	$10.52	$9.52	$8.80	$9.73	$8.99

Total return[3]	4.48%[4]	15.62%	12.38%	(7.29)%	12.37%	(6.65)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,048	$10,097	$10,009	$9,197	$14,346	$17,457

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[5,6]	3.28%[7]	3.12%	2.80%	2.74%	2.17%	2.06%
After fees waived and expenses absorbed/recovered[5,6]	1.37%[7]	1.36%	1.36%	1.38%	1.37%	1.38%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	4.28%[7]	2.18%	1.89%	1.23%	2.45%	6.02%
After fees waived and expenses absorbed/recovered[2]	6.19%[7]	3.94%	3.33%	2.59%	3.25%	6.70%

Portfolio turnover rate	32%[4]	70%	120%	38%	112%	124%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense, tax expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended June 30, 2025. For the prior years ended December 31, 2024, 2023, 2022, 2021, and 2020, the ratios would have been lowered by 0.01%, 0.01% 0.03%, 0.02% and 0.03%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

21

Robinson Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

22

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

23

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(d) Municipal Bonds Risk

The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

24

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

25

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(h) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees.

26

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2026 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2025, the Advisor waived a portion of its advisory fees and other expenses totaling $70,894, and $111,501 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged Income Fund		Opportunistic Income Fund
2025	76,403	*	187,727
2026	44,710		172,782
2027	167,343		200,816
2028	70,894		111,501
Total	$359,350		$672,826

*	Prior to May 1, 2022, the Advisor had agreed to voluntarily waive a portion of its advisory fee after expenses reimbursed.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2025 are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

27

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$230,683,326	$9,827,456

Gross unrealized appreciation	$5,917,787	$785,548
Gross unrealized depreciation	(9,518,730)	(221,728)
Net unrealized appreciation (depreciation) on investments	$(3,600,943)	$563,820

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$-	$48,314
Undistributed long-term gains	-	-
Tax accumulated earnings	-	48,314

	Tax Advantaged Income Fund	Opportunistic Income Fund
Accumulated capital and other losses	(908,048)	(5,072,122)
Unrealized appreciation on investments	6,157,711	660,040
Unrealized deferred compensation	(23,330)	(19,565)
Total accumulated deficit	$5,226,333	$(4,383,333)

28

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The tax character of distribution paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2024	2023	2024	2023
Tax exempt income	$8,537,393	$5,099,532	$-	$-
Ordinary income	73,166	55,777	505,254	438,972
Net long-term capital gains	-	-	-	-
Return of capital	1,869,465	544,951	-	-
Total distributions paid	$10,480,024	$5,700,260	$505,254	$438,972

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of December 31, 2024, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$-	$1,630,455
Long Term	908,048	3,441,667
Total	$908,048	$5,072,122

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended December 31, 2024, the Tax Advantaged Income Fund utilized $7,604,074 and $8,780,807 of short-term and long-term non-expiring capital loss carryovers, respectively. During the year ended December 31, 2024, the Opportunistic Income Fund utilized $430,902 and $89,507 of short-term and long-term capital loss carryovers, respectively.

Note 5 – Investment Transactions

For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$59,332,610	$57,950,384
Opportunistic Income Fund	3,611,694	4,484,078

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

29

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

For the six months ended June 30, 2025, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

30

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Closed-End Funds	$221,284,750	$-	$-	$221,284,750
Short-Term Investments	5,797,633	-	-	5,797,633
Total Investments	$227,082,383	$-	$-	$227,082,383
Total Assets	$227,082,383	$-	$-	$227,082,383

Liabilities
Other Financial Instruments*
Futures Contracts	$1,803,607	$-	$-	$1,803,607
Total Liabilities	$1,803,607	$-	$-	$1,803,607

Opportunistic Income Fund	Level 1	Level 2****	Level 3***	Total
Assets
Investments
Closed-End Funds	$9,308,360	$-	$-	$9,308,360
Common Stocks	265,100	-	-	265,100
Exchange-Traded Funds	625,365	-	-	625,365
Rights	1,050	-	-	1,050
Unit Trust Funds	103,200	-	-	103,200
Warrants	2,116	-	-	2,116
Short-Term Investments	86,085	-	-	86,085
Total Investments	$10,391,276	$-	$-	$10,391,276
Total Assets	$10,391,276	$-	$-	$10,391,276

Liabilities
Other Financial Instruments*
Futures Contracts	$51,990	$-	$-	$51,990
Total Liabilities	$51,990	$-	$-	$51,990

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 2 securities at period end.
***	The Fund did not hold any Level 3 securities at period end.
****	The Fund held Level 2 securities valued at zero at period end.
31

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the six months ended June 30, 2025.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2025, by risk category are as follows:

	Statement of Asset and	Derivatives not designated as	Asset Derivatives	Liability Derivatives
	Liabilities Location	hedging instruments	Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	$-	$1,803,607
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Equity contracts	-	28,660
	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	-	23,330

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Variation margin is presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2025, are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$3,371,137	$3,371,137
Opportunistic Income Fund
Futures contracts	4,339	26,386	30,725

32

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(4,939,848)	$(4,939,848)
Opportunistic Income Fund
Futures contracts	(25,190)	(57,386)	(82,576)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2025, are as follows:

	Derivatives not designated as hedging instruments	Notional Value
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	$(86,730,208)
Opportunistic Income Fund
Futures contracts	Equity contracts	(806,930)
Futures contracts	Interest rate contracts	(1,274,625)

Note 11 – ReFlow Liquidity Program

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the six months ended June 30, 2025, ReFlow was not utilized by the Funds.

Note 12 – Line of Credit

The Funds together with Bramshill Multi-Strategy Income Fund managed by the Advisor (together “Liberty Street Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each Fund. Borrowings under this agreement bear interest at the Secured Overnight Financing Rate plus 275 basis points, subject to daily floor rate of 6.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees and interest expense for the six months ended June 30, 2025, are disclosed in each Fund’s Statement of Operations. The Funds did not borrow under the line of credit agreement during the six months ended June 30, 2025.

33

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14- New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

34

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 3-4, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Trust and Liberty Street Advisors, Inc. (the “Advisor”), and the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Advisor and Robinson Capital Management, LLC (the “Sub-Advisor”), with respect to the Robinson Opportunistic Income Fund (the “Opportunistic Income Fund”) and the Robinson Tax Advantaged Income Fund (the “Tax Advantaged Fund” and together with the Opportunistic Income Fund, the “Funds”) for additional one-year terms from when they otherwise would expire. The Advisory Agreements and the Sub-Advisory Agreements are referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each a “Fund Universe”) for various periods ended March 31, 2025; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreements and Sub-Advisory Agreements, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Opportunistic Income Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Moderately Conservative Allocation Fund Universe median returns and the Bloomberg Global Aggregate Credit Index returns.

●	The Tax Advantaged Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Muni National Long Fund Universe median returns, the Bloomberg U.S. Municipal Bond Index returns, and the Bloomberg Municipal Intermediate-Short 1-10 Year Index returns. For the ten-year period, the Fund’s annualized total return was above the Fund Universe median return, the Bloomberg U.S. Municipal Bond Index return, and the Bloomberg Municipal Intermediate-Short 1-10 Year Index return, and was the same as the Peer Group median return. The Trustees noted that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartiles of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Funds and oversees the Sub-Advisor with respect to the Funds’ operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring each Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Funds; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Opportunistic Income Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Moderately Conservative Allocation Fund Universe medians by 0.25% and 1.00%, respectively. The Trustees considered that the Fund’s strategy involves investing in closed-end funds that invest primarily in fixed income securities, and that the Advisor believes that, given the additional complexities of this strategy, the advisory fee is appropriate. The Trustees noted that the Fund’s advisory fee was the same as the advisory fee that the Advisor charges to manage the Tax Advantaged Fund, which has similar objectives and policies as the Fund, and was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.28% and 1.12%, respectively. The Trustees noted, however, that as discussed above, the Fund’s advisory fee was higher than its Peer Group and Fund Universe medians, which the Advisor believed was appropriate due to the relative complexity of the Fund’s investment strategies. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also observed that the Fund’s net expenses were not in the highest quartile of those funds in the Peer Group.

●	The Tax Advantaged Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Muni National Long Fund Universe medians by 0.40% and 0.67%, respectively. The Trustees considered the Advisor’s assertion that none of the funds in the Peer Group invest exclusively in municipal bond closed-end funds and employ interest rate and duration hedging like the Fund, and that due to the additional complexities of the Fund’s strategy in comparison to the funds in the Peer Group, the Fund’s advisory fee is appropriate. The Trustees noted that the Fund’s advisory fee was the same as the advisory fee that the Advisor charges to manage the Opportunistic Income Fund, which has similar objectives and policies as the Fund, and was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.86%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor by each Fund under its Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to each Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Funds for the year ended March 31, 2025, noting that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Opportunistic Income Fund, had waived a portion of its advisory fee for the Tax Advantaged Fund, and did not realize a profit with respect to the Opportunistic Income Fund. The Board and the Independent Trustees concluded that the profits of the Advisor from its relationship with the Tax Advantaged Fund were reasonable.

The Board also considered the benefits received by the Advisor and its affiliates as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including the benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Robinson Capital Management, LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Funds. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of each Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to each Fund were satisfactory.

Sub-Advisory Fees

The Board reviewed information regarding the sub-advisory fees charged by the Sub-Advisor with respect to the Opportunistic Income Fund and the Tax Advantaged Fund, and noted that the sub-advisory fee charged with respect to each Fund is the same as the fees charged by the Sub-Advisor to institutional clients for separately managed accounts utilizing the Sub-Advisor’s closed-end fund arbitrage strategy. The Board considered, however, that the Sub-Advisor does not provide credit or interest rate risk hedges for its separately managed account clients, and that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s separate account clients. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the Advisor’s advisory fees.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor by each Fund under its Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to each Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Funds, other than the receipt of its sub-advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025